Schedule of trade and other payables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
- Non-related parties	$ 331,541	$ 528,865	$ 525,588
Trade payables	331,541	528,865	525,588
- Amount due to shareholder	331,248	189,595
- Contract liabilities	1,133,784	2,077,358	2,162,274
- Amount due to directors	1,127,472	910,541	927,885
- Deposit from customers			19,411
- Accruals for operating expenses	2,543,992	2,837,205	645,861
- Goods and services tax payable	22,596	6,340	50
- Withholding tax	12,845	10,655	4,276
Other payables	5,171,937	6,031,694	3,759,757
Trade and other payables	$ 5,503,478	$ 6,560,559	$ 4,285,345